Taxation - Net operating tax loss carry forwards (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 15,124,930
Loss expiring in 2023
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,371,946
Loss expiring in 2024
Net operating tax loss carry forwards
Net operating tax loss carry forwards	3,054,886
Loss expiring in 2025
Net operating tax loss carry forwards
Net operating tax loss carry forwards	2,191,529
Loss expiring in 2026
Net operating tax loss carry forwards
Net operating tax loss carry forwards	2,571,936
Loss expiring after 2027
Net operating tax loss carry forwards
Net operating tax loss carry forwards	¥ 3,934,633